Business transactions (Schedule of Consolidated Revenue and Profit in the Acquisition of the Aguada Baguales, El Porvenir and Puesto Touquet Blocks) (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Disclosure Of Business transactions [Abstract]
Revenue	$ 612,401
Profit for the period	$ 102,873